UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenue	$ 24,832	$ 23,379
Cost of sales and services	(5,024)	(3,282)
Gross profit	19,808	20,097
Operating expenses
Sales and marketing expenses	(12,585)	(12,087)
General and administrative expenses	(5,427)	(4,700)
Research and development expenses	(5,396)	(5,358)
Total operating expenses	(23,408)	(22,145)
Operating loss	(3,600)	(2,048)
Non-operating income and expenses
Interest income	4,609	178
Other income	7	11
Other gains and losses	(459)	28,977
Finance costs	(5)	(5)
Total non-operating income and expenses	4,152	29,161
Income before income tax	552	27,113
Income tax expense	(63)	(161)
Net income	489	26,952
Components of other comprehensive loss that will not be reclassified to profit or loss
Credit risk changes in financial instrument - Preferred shares		(7)
Components of other comprehensive loss that will be reclassified to profit or loss
Exchange differences arising on translation of foreign operations	(168)	(1,001)
Other comprehensive loss, net	(168)	(1,008)
Total comprehensive income	321	25,944
Net income, attributable to:
Shareholders of the parent	489	26,952
Total comprehensive income attributable to:
Shareholders of the parent	$ 321	$ 25,944
Earnings (loss) per share (in dollars)
Basic earnings per share of Class A and Class B Ordinary Shares	$ 0.004	$ 0.469
Diluted earnings (loss) per share of Class A and Class B Ordinary Shares	$ 0.004	$ (0.014)